Average Annual Total Returns - Payden Strategic Income Fund - Prospectus-SI Class	Feb. 28, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.43%
Since Inception	3.82%
Inception Date	May 08, 2014
SI Class
Average Annual Return:
1 Year	6.36%
5 Years	4.48%
Since Inception	3.76%
Inception Date	May 08, 2014
SI Class | After Taxes on Distributions
Average Annual Return:
1 Year	4.99%
5 Years	3.13%
Since Inception	2.48%
Inception Date	May 08, 2014
SI Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.72%
5 Years	2.83%
Since Inception	2.30%
Inception Date	May 08, 2014